SHARE CAPITAL (Disclosure of warrants outstanding and exercisable) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Warrants outstanding and exercisable	122,727	8,458,719	8,335,992	2,470,552
Weighted average exercise price	$ 1.75	$ 1.8	$ 1.8	$ 2.19
Weighted average remaining life (years)	9 months 18 days
Exercise Price 1.75 [Member]
Disclosure of classes of share capital [line items]
Expiry date	October 18, 2023
Warrants outstanding and exercisable	122,727
Weighted average exercise price	$ 1.75
Weighted average remaining life (years)	9 months 18 days